Reconciliation of Financial Statements to Form 5500 (Details) - RETIREMENT SAVINGS PLAN - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of net assets available for benefits
Net assets available for benefits per the financial statements	$ 4,949,535,174	$ 4,076,643,703
Amounts pending distribution to participants	425,310	1,087,988
Net assets available for benefits per the Form 5500	4,949,960,484	$ 4,077,731,691
Reconciliation of the net increase in net assets available for benefits
Net increase in net assets available for benefits per the financial statements	872,891,471
Amounts pending distribution to participants as of December 31, 2024	(1,087,988)
Amounts pending distribution to participants as of December 31, 2025	425,310
Net increase in assets available for benefits per the Form 5500	$ 872,228,793